Shareholders of Global Blue Group Holding AG - Disclosure of Composition of Shareholding (Details) - shares	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	210,323,474	211,252,951
Warrants
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	30,735,950	30,735,950
Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	192,534,962	187,534,962	40,000,000
Preference shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	17,788,512	23,717,989
Global Blue Group Holding AG
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	198,414,500	198,323,474
Ownership (in percentage)	100.10%	100.00%	100.00%
Global Blue Group Holding AG | GB Directors, Executive Management & Other Employees
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	10,076,816	9,985,790
Ownership (in percentage)	5.10%	5.10%
Global Blue Group Holding AG | Other Shareholders
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	21,539,634	20,468,205
Ownership (in percentage)	10.90%	10.20%
Global Blue Group Holding AG | Warrants
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	30,735,950	30,735,950
Global Blue Group Holding AG | Warrants | GB Directors, Executive Management & Other Employees
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	516,317	516,317
Global Blue Group Holding AG | Warrants | Other Shareholders
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	20,969,283	20,969,283
Global Blue Group Holding AG | Silver Lake And Affiliates
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	109,229,085	109,987,559
Ownership (in percentage)	55.10%	55.50%
Global Blue Group Holding AG | Silver Lake And Affiliates | Warrants
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	6,548,415	6,548,415
Global Blue Group Holding AG | Partners Group and Affiliates
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	45,068,965	45,381,920
Ownership (in percentage)	22.70%	22.90%
Global Blue Group Holding AG | Partners Group and Affiliates | Warrants
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	2,701,935	2,701,935
Global Blue Group Holding AG | Ant Group
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	12,500,000	12,500,000
Ownership (in percentage)	6.30%	6.30%
Global Blue Group Holding AG | Ant Group | Warrants
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	0	0
Global Blue Group Holding AG | GB Group
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	11,908,974	12,929,477
Global Blue Group Holding AG | GB Group | Warrants
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	0	0
Global Blue Group Holding AG | Global Blue Holding LP
Disclosure of classes of share capital [line items]
Ownership (in percentage)			100.00%
Global Blue Group Holding AG | Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	180,626,224	180,534,962	40,000,000
Global Blue Group Holding AG | Ordinary shares | GB Directors, Executive Management & Other Employees
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	9,198,164	9,106,902
Global Blue Group Holding AG | Ordinary shares | Other Shareholders
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	21,539,634	20,468,205
Global Blue Group Holding AG | Ordinary shares | Silver Lake And Affiliates
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	97,258,598	98,017,072
Global Blue Group Holding AG | Ordinary shares | Partners Group and Affiliates
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	40,129,828	40,442,783
Global Blue Group Holding AG | Ordinary shares | Ant Group
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	12,500,000	12,500,000
Global Blue Group Holding AG | Ordinary shares | GB Group
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	11,908,738	7,000,000
Global Blue Group Holding AG | Ordinary shares | Global Blue Holding LP
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)			40,000,000
Global Blue Group Holding AG | Preference shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	17,788,276	17,788,512
Global Blue Group Holding AG | Preference shares | GB Directors, Executive Management & Other Employees
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	878,652	878,888
Global Blue Group Holding AG | Preference shares | Other Shareholders
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	0	0
Global Blue Group Holding AG | Preference shares | Silver Lake And Affiliates
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	11,970,487	11,970,487
Global Blue Group Holding AG | Preference shares | Partners Group and Affiliates
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	4,939,137	4,939,137
Global Blue Group Holding AG | Preference shares | Ant Group
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	0	0
Global Blue Group Holding AG | Preference shares | GB Group
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	236	5,929,477